QUARTERLY REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured No Bank Guarantee May Lose Value	February 28, 2019

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors (“the Board,” or the ”Directors”) of Virtus Total Return Fund Inc. (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a quarterly distribution rate of $0.361 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at: https://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Virtus Total Return Fund Inc. Shareholder:

Enclosed is the quarterly report for Virtus Total Return Fund Inc. (ZF) for the period ended February 28, 2019.

For the three months ended February 28, 2019, the fund’s net NAV increased 4.44%, including $0.361 in reinvested distributions, and its market price increased 8.87%, compared with a 4.89% increase, including reinvested dividends, for the fund’s composite benchmark. The fund’s NAV return during the period included a (2.00%) impact from the options overlay strategy.

The fund’s composite benchmark consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net), which gained 6.08% during the period, and 40% Bloomberg Barclays U.S. Aggregate Bond Index, which increased by 2.86%.

On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank you for your investment. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer, and Director

Virtus Total Return Fund Inc.

April 2019

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market value that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to the risk of loss of principal; shares may decrease in value.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—1.0%
U.S. Treasury Note
2.375%, 1/31/23	$2,120		$2,109
2.625%, 12/31/23	125		125
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,236)			2,234

FOREIGN GOVERNMENT SECURITIES—4.8%
Argentine Republic
Treasury Bill, 0.000%, 9/30/19	2,400	ARS	76
Treasury Bill, 0.000%, 4/30/20	3,780	ARS	112
Treasury Bill, 0.000%, 7/31/20	11,515	ARS	297
6.875%, 4/22/21	200		190
6.875%, 1/26/27	355		294
Series NY,
8.280%, 12/31/33	325		278
Bolivarian Republic of Venezuela
8.250%, 10/13/24(6)	610		180
RegS, 7.650%, 4/21/25(4)(6)	830		241
9.375%, 1/13/34(6)	225		70
Dominican Republic 144A, 6.000%, 7/19/28(3)	455		471
Islamic Republic of Pakistan 144A, 6.875%, 12/5/27(3)	345		332
Kingdom of Jordan 144A, 5.750%, 1/31/27(3)	265		259
Kingdom of Morocco 144A, 5.500%, 12/11/42(3)	600		630
Kingdom of Saudi Arabia 144A, 4.375%, 4/16/29(3)	275		280
Provincia de Buenos Aires 144A, 7.875%, 6/15/27(3)	275		220
Republic of Colombia 4.375%, 3/21/23	1,632,000	COP	504
Republic of Cote d’Ivoire 144A, 6.375%, 3/3/28(3)	315		308
Republic of Egypt
144A, 7.500%, 1/31/27(3)	200		207
144A, 7.600%, 3/1/29(3)	200		205

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Ghana 144A, 7.625%, 5/16/29(3)	$200		$194
Republic of Indonesia FR77 8.125%, 5/15/24	3,785,000	IDR	276
Republic of Indonesia
144A, 4.350%, 1/8/27(3)	270		273
144A, 8.500%, 10/12/35(3)	495		690
Republic of Nigeria 144A, 7.875%, 2/16/32(3)	325		333
Republic of South Africa
Series 2023, 7.750%, 2/28/23	4,500	ZAR	318
5.650%, 9/27/47	390		369
Republic of Turkey
4.875%, 10/9/26	300		271
6.000%, 3/25/27	1,035		990
Russian Federation
Series 6216 6.700%, 5/15/19	17,805	RUB	270
Sultanate of Oman 144A, 5.375%, 3/8/27(3)	625		585
Ukraine
144A, 7.750%, 9/1/23(3)	195		187
144A, 7.750%, 9/1/26(3)	465		429
United Mexican States
4.500%, 4/22/29	230		231
United Mexican States
Series M, 6.500%, 6/9/22	5,044	MXN	250
4.150%, 3/28/27	265		262
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $12,073)			11,082

MORTGAGE-BACKED SECURITIES—7.6%

Agency—0.2%
Federal National Mortgage Association Pool #MA3088 4.000%, 8/1/47	464		474

Non-Agency—7.4%
Agate Bay Mortgage Trust 2016-3, A5 144A, 3.500%, 8/25/46(2)(3)	247		247

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)

Non-Agency (continued)
Ajax Mortgage Loan Trust 2018-C, A 144A, 4.360%, 9/25/65(2)(3)	$377	$380
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	390	403
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	167	167
2015-SFR2, C 144A, 4.691%, 10/17/52(3)	340	352
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	109	109
2019-1, 1A 144A, 3.920%, 11/25/48(2)(3)	417	418
Arroyo Mortgage Trust 2019-1, A1 144A, 3.805%, 1/25/49(2)(3)	165	165
Aventura Mall Trust 2013-AVM, C 144A, 3.743%, 12/5/32(2)(3)	215	217
Banc of America Funding Trust
2004-D, 5A1, 4.505%, 1/25/35(2)	70	70
2005-1, 1A1, 5.500%, 2/25/35	10	10
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	90	94
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	400	408
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	310	312
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	245	249

	PAR VALUE	VALUE

Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	$57	$57
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 4.639%, 12/17/33(2)(3)	315	315
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	32	31
2019-1, A1 144A, 3.705%, 3/25/49(2)(3)	109	109
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 4.422%, 1/25/34(2)	103	106
Deephaven Residential Mortgage Trust 2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	27	27
Ellington Financial Mortgage Trust 2018-1, A1FX 144A, 4.140%, 10/25/58(2)(3)	163	165
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.382%, 12/15/34(2)(3)	140	139
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	163	163
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	204	201
2018-2, A41 144A, 4.500%, 10/25/58(2)(3)	155	158
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	32	32
Homeward Opportunities Fund I Trust 2018-1, A1 144A, 3.766%, 6/25/48(2)(3)	323	325

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)

Non-Agency (continued)
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.482%, 6/25/34(2)	$235	$238
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 2.985%, 10/25/29(2)(3)	130	123
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	296	296
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	322	322
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	177	172
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	84	83
2018-8, A3 144A, 4.000%, 1/25/49(2)(3)	313	314
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	52	54
Mill City Mortgage Loan Trust 2018-4, A1B 144A, 3.500%, 4/25/66(2)(3)	825	818
New Residential Mortgage Loan Trust
2018-4A, A1S 144A, (1 month LIBOR + 0.750%) 3.240%, 1/25/48(2)(3)	419	415
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	104	104
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	146	146
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	586	607
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	155	156
2018-1A, A1A 144A, 4.000%, 12/25/57(2)(3)	264	268
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(3)	245	240

	PAR VALUE	VALUE

Non-Agency (continued)
OBX Trust
2018-EXP2, 1A1 144A, 4.000%, 11/25/48(2)(3)	$278	$279
2019-INV1, A3 144A, 4.500%, 11/25/48(2)(3)	218	221
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	355	361
Preston Ridge Partners Mortgage LLC 2019-1A, A1 144A, 4.500%, 1/25/24(2)(3)	448	450
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A, 4.213%, 7/25/60(2)(3)	275	275
Progress Residential Trust
2017-SFR1, B 144A, 3.017%, 8/17/34(3)	150	147
2018-SFR2, B 144A, 3.841%, 8/17/35(3)	575	577
RCO Mortgage LLC 2017-1, A1 144A, 3.375%, 8/25/22(3)	205	205
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	103	106
Residential Mortgage Loan Trust 2019-1, A1 144A, 3.936%, 10/25/58(2)(3)	135	135
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	220	219
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	300	299
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	160	159
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	185	181
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	150	140
2019-1, A1 144A, 3.750%, 3/25/58(2)(3)	163	163

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)

Non-Agency (continued)
2018-4, A1 144A, 3.000%, 6/25/58(2)(3)	$333	$324
2018-SJ1, A1 144A, 4.000%, 10/25/58(2)(3)	171	171
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	395	384
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(3)	635	630
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	105	103
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A, 3.967%, 2/25/49(2)(3)	240	240
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A, 3.967%, 9/25/48(3)	158	157
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A, 4.336%, 1/25/49(2)(3)	218	219
Verus Securitization Trust
2018-2, A1 144A, 3.677%, 6/1/58(2)(3)	309	311
2019-1, A1 144A, 3.836%, 2/25/59(2)(3)	400	400
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	185	185

		16,826
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $17,365)		17,300

ASSET-BACKED SECURITIES—3.8%

Automobiles—2.0%
ACC Trust
2018-1, B 144A, 4.820%, 5/20/21(3)	255	256
2019-1, B 144A, 4.470%, 10/20/22(3)	280	280

	PAR VALUE	VALUE

Automobiles (continued)
American Credit Acceptance Receivables Trust 2018-4, C 144A, 3.970%, 1/13/25(3)	$350	$353
Capital Auto Receivables Asset Trust 2017-1, D 144A, 3.150%, 2/20/25(3)	380	376
CarNow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	175	177
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	120	120
2016-3A, B 144A, 2.840%, 8/16/21(3)	353	353
2018-4A, D 144A, 4.350%, 9/16/24(3)	355	361
2019-1A, D 144A, 4.130%, 12/16/24(3)	330	335
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	415	420
2019-1, C 144A, 3.600%, 2/18/25(3)	220	220
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	455	454
2017-1A, C 144A, 3.500%, 7/15/22(3)	455	454
Veros Automobile Receivables Trust 2018-1, B 144A, 4.050%, 2/15/24(3)	295	297

		4,456

Other—1.8%
Aqua Finance Trust 2017-A, A 144A, 3.720%, 11/15/35(3)	312	308
Arbys Funding LLC 2015-1A, A2 144A, 4.969%, 10/30/45(3)	372	379
Conn’s Receivables Funding LLC 2017-B, B 144A, 4.520%, 4/15/21(3)	245	246

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)

Other (continued)
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	$375	$370
Drug Royalty III LP 1 2016-1A, A 144A, 3.979%, 4/15/27(3)	170	170
Genesis Sales Finance Master Trust 2019-AA, A 144A, 4.680%, 8/20/23(3)	165	166
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	410	405
Lendmark Funding Trust 2018-2A, A 144A, 4.230%, 4/20/27(3)	345	351
Oportun Funding VIII LLC 2018-A, A 144A, 3.610%, 3/8/24(3)	315	314
Prosper Marketplace Issuance Trust
2018-1A, A 144A, 3.110%, 6/17/24(3)	108	108
2018-2A, B 144A, 3.960%, 10/15/24(3)	295	295
Regional Management Issuance Trust 2018-2, A 144A, 4.560%, 1/18/28(3)	295	297
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	338	326
Upstart Securitization Trust 2018-1, B 144A, 3.887%, 8/20/25(3)	260	260
VSE VOI Mortgage LLC 2016-A, A 144A, 2.540%, 7/20/33(3)	194	191

		4,186
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,630)		8,642

CORPORATE BONDS AND NOTES—21.8%

Communication Services—2.3%
Altice Luxembourg S.A. 144A, 7.625%, 2/15/25(3)	200	177

	PAR VALUE		VALUE

Communication Services (continued)
America Movil SAB de C.V. 6.450%, 12/5/22	$2,000	MXN	$94
AT&T, Inc.
(3 month LIBOR + 1.180%) 3.777%, 6/12/24(2)	255		252
4.250%, 3/1/27	335		336
Charter Communications Operating LLC
4.500%, 2/1/24	195		200
4.908%, 7/23/25	385		399
Cincinnati Bell, Inc. 144A, 7.000%, 7/15/24(3)	345		312
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	440		440
144A, 9.250%, 2/15/24(3)	225		236
Comcast Corp.
3.950%, 10/15/25	171		176
4.150%, 10/15/28	83		86
Consolidated Communications, Inc. 6.500%, 10/1/22	230		215
CSC Holdings LLC 144A, 7.500%, 4/1/28(3)	255		269
Digicel Group One Ltd. 144A, 8.250%, 12/30/22(3)	154		102
Digicel Group Two Ltd. 144A, 8.250%, 9/30/22(3)	146		61
Discovery Communications LLC 3.950%, 3/20/28	365		348
DISH DBS Corp.
5.875%, 7/15/22	90		86
7.750%, 7/1/26	190		164
Frontier Communications Corp.
8.500%, 4/15/20	115		108
7.625%, 4/15/24	170		96
144A, 8.500%, 4/1/26(3)	100		93
iHeartCommunications, Inc. 9.000%, 12/15/19(6)	115		80
Match Group, Inc. 144A, 5.625%, 2/15/29(3)	135		134

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Communication Services (continued)
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(3)	$260	$209
Meredith Corp. 144A, 6.875%, 2/1/26(3)	185	191
Sprint Spectrum Co. LLC 144A, 5.152%, 3/20/28(3)	385	388

		5,252

Consumer Discretionary—2.1%
Beazer Homes USA, Inc.
6.750%, 3/15/25	120	112
5.875%, 10/15/27	155	135
Boyd Gaming Corp. 6.000%, 8/15/26	75	77
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	325	322
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(3)	175	166
Dollar Tree, Inc. 4.000%, 5/15/25	185	182
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(3)	110	112
Eldorado Resorts, Inc. 144A, 6.000%, 9/15/26(3)	95	97
Frontdoor, Inc. 144A, 6.750%, 8/15/26(3)	225	229
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	265	276
GLP Capital LP 5.250%, 6/1/25	225	233
Hilton Domestic Operating Co., Inc. 144A, 5.125%, 5/1/26(3)	275	276
Lear Corp. 3.800%, 9/15/27	400	372
M/I Homes, Inc. 5.625%, 8/1/25	255	239
MGM Growth Properties Operating Partnership LP 144A, 5.750%, 2/1/27(3)	165	169

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Neiman Marcus Group Ltd. 144A, 8.000%, 10/15/21(3)	$270	$140
Scientific Games International, Inc. 6.625%, 5/15/21	320	324
Tenneco, Inc. 5.000%, 7/15/26	195	167
Viking Cruises Ltd. 144A, 5.875%, 9/15/27(3)	315	304
Vista Outdoor, Inc. 5.875%, 10/1/23	315	296
Weekley Homes LLC 6.625%, 8/15/25	325	306
William Lyon Homes, Inc. 6.000%, 9/1/23	345	321

		4,855

Consumer Staples—0.8%
Albertsons’s Cos., LLC 5.750%, 3/15/25	85	81
Altria Group, Inc.
4.400%, 2/14/26	55	56
4.800%, 2/14/29	420	419
Anheuser-Busch Inbev Worldwide, Inc. 4.750%, 1/23/29	78	81
Bacardi Ltd. 144A, 4.700%, 5/15/28(3)	310	301
CVS Health Corp. 4.300%, 3/25/28	290	290
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(3)	285	244
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(3)	295	292

		1,764

Energy—3.2%
Blue Racer Midstream LLC 144A, 6.625%, 7/15/26(3)	335	342
Callon Petroleum Co. 6.125%, 10/1/24	278	280
Cheniere Energy Partners LP 144A, 5.625%, 10/1/26(3)	160	163

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Energy (continued)
Citgo Holding, Inc. 144A, 10.750%, 2/15/20(3)	$235	$241
Denbury Resources, Inc.
144A, 9.250%, 3/31/22(3)	119	119
144A, 7.500%, 2/15/24(3)	125	111
Encana Corp. 8.125%, 9/15/30(14)	220	270
EP Energy LLC
6.375%, 6/15/23	95	30
144A, 9.375%, 5/1/24(3)	105	49
144A, 8.000%, 11/29/24(3)	170	120
Geopark Ltd. 144A, 6.500%, 9/21/24(3)	380	370
HollyFrontier Corp. 5.875%, 4/1/26(14)	415	438
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(3)	425	429
Kinder Morgan, Inc. 7.750%, 1/15/32	500	627
Lukoil International Finance BV 144A, 4.563%, 4/24/23(3)	225	226
MPLX LP 4.000%, 3/15/28	156	151
Nabors Industries, Inc. 5.500%, 1/15/23	240	225
Odebrecht Offshore Drilling Finance Ltd. PIK 144A, 7.720%, 12/1/26(3)(11)	171	44
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000%(3)(15)(16)	26	—	(8)
Petrobras Global Finance BV
7.375%, 1/17/27	405	445
5.750%, 2/1/29	345	345
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(6)	665	150
Petroleos Mexicanos
4.625%, 9/21/23	335	321
5.350%, 2/12/28	300	268
6.500%, 6/2/41	250	217
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(3)	105	91

	PAR VALUE	VALUE

Energy (continued)
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	$345	$382
Targa Resources Partners LP 144A, 5.875%, 4/15/26(3)	170	177
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	170	179
USA Compression Partners LP
6.875%, 4/1/26	255	259
144A, 6.875%, 9/1/27(3)	30	31
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(3)	270	218
Weatherford International Ltd. 9.875%, 2/15/24	115	83

		7,401

Financials—5.1%
Acrisure LLC
144A, 8.125%, 2/15/24(3)	110	113
144A, 7.000%, 11/15/25(3)	370	327
AerCap Ireland Capital DAC 3.650%, 7/21/27	380	342
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)(14)	394	398
Athene Holding Ltd. 4.125%, 1/12/28(14)	375	350
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)(14)	400	397
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	305	283
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 5.125%, 1/18/33(3)	360	322
Banco de Bogota S.A. 144A, 6.250%, 5/12/26(3)	505	530
Bank of Montreal 3.803%, 12/15/32	210	201

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Financials (continued)
Brighthouse Financial, Inc. 3.700%, 6/22/27(14)	$425	$381
BrightSphere Investment Group plc 4.800%, 7/27/26	315	301
Capital One Financial Corp. 3.750%, 7/28/26	460	437
Discover Bank 4.682%, 8/9/28	350	349
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)	350	348
E*TRADE Financial Corp. 4.500%, 6/20/28	340	339
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	360	354
FS KKR Capital Corp. 4.750%, 5/15/22	310	309
Goldman Sachs Group, Inc. (The), (3 month LIBOR + 1.170%) 3.854%, 5/15/26(2)(14)	315	308
Grupo de Inversiones Suramericana S.A. 144A, 5.500%, 4/29/26(3)	475	493
Guanay Finance Ltd. 144A, 6.000%, 12/15/20(3)	227	228
iStar, Inc. 5.250%, 9/15/22	130	127
Jefferies Financial Group, Inc. 5.500%, 10/18/23	220	229
Jefferies Group LLC 4.850%, 1/15/27	50	48
Kazakhstan Temir Zholy Finance BV 144A, 6.950%, 7/10/42(3)	335	384
Lincoln National Corp., (3 month LIBOR + 2.040%) 4.801%, 4/20/67(2)(5)(14)	130	105
Navient Corp. 6.750%, 6/25/25	290	284

	PAR VALUE	VALUE

Financials (continued)
Prudential Financial, Inc. 5.875%, 9/15/42	$275	$290
Santander Holdings USA, Inc.
4.450%, 12/3/21	73	75
4.400%, 7/13/27	375	366
Springleaf Finance Corp.
6.875%, 3/15/25	125	128
7.125%, 3/15/26	105	106
Synchrony Financial 3.950%, 12/1/27(14)	540	494
Synovus Financial Corp. 5.900%, 2/7/29	186	187
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)(14)	160	163
Toronto-Dominion Bank (The) 3.625%, 9/15/31(14)	390	377
Voya Financial, Inc. 5.650%, 5/15/53	285	282
Wells Fargo & Co. Series S 5.900% (14)(16)	900	917

		11,672

Health Care—2.3%
Advanz Pharma Corp. 8.000%, 9/6/24	77	73
Avantor, Inc.
144A, 6.000%, 10/1/24(3)	150	153
144A, 9.000%, 10/1/25(3)	145	156
Bausch Health Americas, Inc. 144A, 9.250%, 4/1/26(3)	90	97
Bausch Health Americas, Inc. 144A, 8.500%, 1/31/27(3)	105	109
Bausch Health Cos., Inc.
144A, 6.500%, 3/15/22(3)	30	31
144A, 7.000%, 3/15/24(3)	20	21
144A, 6.125%, 4/15/25(3)	135	130
144A, 5.500%, 11/1/25(3)	305	308
Bayer US Finance II LLC 144A, (3 month LIBOR + 1.010%) 3.620%, 12/15/23(2)(3)	200	196

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Health Care (continued)
Becton Dickinson & Co. 3.700%, 6/6/27	$400	$387
Centene Corp. 144A, 5.375%, 6/1/26(3)	90	93
Cigna Corp. 144A, 4.125%, 11/15/25(3)	272	276
Eagle Holding Co. II, LLC PIK, 144A, 7.625%, 5/15/22(3)(11)	170	170
Endo Dac 144A, 6.000%, 7/15/23(3)	320	265
HCA, Inc.
5.375%, 2/1/25	205	213
5.625%, 9/1/28	185	191
5.875%, 2/1/29	20	21
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(3)	120	120
Mylan NV 3.950%, 6/15/26	300	280
Ortho-Clinical Diagnostics, Inc. 144A, 6.625%, 5/15/22(3)	145	140
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	480	454
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	245	249
144A, 6.750%, 7/1/25(3)	40	36
Takeda Pharmaceutical Co., Ltd. 144A, 4.400%, 11/26/23(3)	350	361
Tenet Healthcare Corp.
8.125%, 4/1/22	110	117
7.000%, 8/1/25	260	261
144A, 6.250%, 2/1/27(3)	120	124
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(3)	185	173

		5,205

Industrials—1.8%
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)(14)	390	375

	PAR VALUE	VALUE

Industrials (continued)
CNH Industrial N.V. 4.500%, 8/15/23	$318	$324
DP World plc 144A, 6.850%, 7/2/37(3)	310	369
Garda World Security Corp. 144A, 8.750%, 5/15/25(3)	395	378
Hillman Group, Inc. (The) 144A, 6.375%, 7/15/22(3)	230	198
Hulk Finance Corp. 144A, 7.000%, 6/1/26(3)	140	133
Navistar International Corp. 144A, 6.625%, 11/1/25(3)	75	77
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(3)	170	171
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A, 4.875%, 5/10/28(3)	285	276
Oshkosh Corp. 4.600%, 5/15/28	413	412
Titan Acquisition Ltd. 144A, 7.750%, 4/15/26(3)	180	157
Topaz Marine S.A. 144A, 9.125%, 7/26/22(3)	240	240
TransDigm, Inc.
6.500%, 7/15/24	210	212
6.500%, 5/15/25	130	130
United Airlines Pass-Through Trust 07-1, A 6.636%, 7/2/22	294	306
US Airways Class B Pass-Through Trust 2012-1 8.000%, 10/1/19	285	291

		4,049

Information Technology—0.9%
Ascend Learning LLC 144A, 6.875%, 8/1/25(3)	55	54
Banff Merger Sub, Inc. 144A, 9.750%, 9/1/26(3)	35	34
Broadcom Corp. 3.625%, 1/15/24	239	232
Citrix Systems, Inc. 4.500%, 12/1/27	325	311

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Information Technology (continued)
CommScope Finance LLC 144A, 8.250%, 3/1/27(3)	$130	$135
Dell International LLC
144A, 5.450%, 6/15/23(3)	55	58
144A, 8.100%, 7/15/36(3)	110	125
Everi Payments, Inc. 144A, 7.500%, 12/15/25(3)	85	85
Exela Intermediate LLC 144A, 10.000%, 7/15/23(3)	230	235
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	50	49
144A, 6.625%, 2/15/25(3)	310	291
ViaSat, Inc. 144A, 5.625%, 9/15/25(3)	150	146
VMware, Inc. 3.900%, 8/21/27	257	240

		1,995

Materials—2.1%
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(3)	400	413
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)	235	221
BHP Billiton Finance USA Ltd. 144A, 6.750%, 10/19/75(3)(5)	400	439
DowDuPont, Inc.
(3 month LIBOR + 1.110%) 3.794%, 11/15/23(2)	295	294
4.493%, 11/15/25	60	63
Eldorado Gold Corp. 144A, 6.125%, 12/15/20(3)	215	210
Equate Petrochemical BV 144A, 4.250%, 11/3/26(3)	315	314
Greif, Inc. 144A, 6.500%, 3/1/27(3)	180	183
Hexion, Inc. 6.625%, 4/15/20	200	170
INEOS Group Holdings S.A. 144A, 5.625%, 8/1/24(3)	300	291

	PAR VALUE	VALUE

Materials (continued)
James Hardie International Finance DAC 144A, 5.000%, 1/15/28(3)	$375	$347
Kraton Polymers LLC 144A, 7.000%, 4/15/25(3)	230	233
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	45	44
144A, 5.000%, 5/1/25(3)	115	110
Reynolds Group Issuer, Inc. 144A, 7.000%, 7/15/24(3)	190	194
Rusal Capital Designated Activity Co. 144A, 5.125%, 2/2/22(3)	315	306
SABIC Capital II BV 144A, 4.500%, 10/10/28(3)	315	324
Syngenta Finance N.V.
144A, 4.441%, 4/24/23(3)	200	200
144A, 4.892%, 4/24/25(3)	200	200
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	75	80
Trident Merger Sub, Inc. 144A, 6.625%, 11/1/25(3)	190	179

		4,815

Real Estate—0.7%
EPR Properties
4.750%, 12/15/26	175	176
4.500%, 6/1/27	200	198
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	183
Hospitality Properties Trust 4.375%, 2/15/30	215	194
LifeStorage LP 3.875%, 12/15/27	150	144
MPT Operating Partnership LP 5.000%, 10/15/27	150	149
Office Properties Income Trust 4.500%, 2/1/25(14)	345	327
Physicians Realty LP 4.300%, 3/15/27	265	258

		1,629

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)

Utilities—0.5%
Enel Finance International NV 144A, 4.625%, 9/14/25(3)	$275	$275
Ferrellgas Partners LP 8.625%, 6/15/20	50	39
Perusahaan Listrik Negara PT 144A, 4.125%, 5/15/27(3)	390	373
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	280	266
Texas Competitive Electric Holdings Co. 144A, 11.500%, 10/1/20(3)(9)	125	—	(8)
Transportadora de Gas Internacional SA ESP 144A, 5.550%, 11/1/28(3)	255	268

		1,221
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $51,468)		49,858

LEVERAGED LOANS—7.5%

Aerospace—0.3%
Atlantic Aviation FBO, Inc., (1 month LIBOR + 3.750%) 6.270%, 11/28/25	65	65
Dynasty Acquisition Co., Inc.
(3 month LIBOR + 4.000%) 0.000%, 1/24/26(10)	85	85
(3 month LIBOR + 4.000%) 0.000%, 1/24/26(10)	45	46
TransDigm, Inc. Tranche F, (1 month LIBOR + 2.500%) 4.993%, 6/9/23	378	373

		569

	PAR VALUE	VALUE

Chemicals—0.2%
New Arclin U.S. Holding Corp. First Lien, (1 month LIBOR + 3.500%) 5.993%, 2/14/24	$143	$141
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.743%, 8/25/23	334	332

		473

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.500%, 9/29/24	252	251

Consumer Non-Durables—0.4%
American Greetings Corp., (1 month LIBOR + 4.500%) 6.993%, 4/6/24	318	317
Energizer Holdings, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.739%, 6/20/25	65	65
Kronos Acquisition Intermediate, Inc., (1 month LIBOR + 4.000%) 6.493%, 5/15/23	128	119
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.250%) 6.879%, 6/30/24	148	146
Rodan & Fields LLC, (1 month LIBOR + 4.000%) 6.489%, 6/16/25	308	281

		928

Energy—0.3%
California Resources Corp., (1 month LIBOR + 10.375%) 12.868%, 12/31/21	95	100

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

LEVERAGED LOANS (continued)

Energy (continued)
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.743%, 10/30/24	$203	$197
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.803%, 2/21/21	124	103
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.600%, 9/27/24	394	394

		794

Financial—0.6%
Asurion LLC Tranche B-2, (1 month LIBOR + 6.500%) 8.993%, 8/4/25	381	386
Blackhawk Network Holdings, Inc. First Lien, (1 month LIBOR + 3.000%) 5.493%, 6/15/25	254	251
Ditech Holding Corp. Tranche B, (3 month PRIME + 5.000%) 12.500%, 6/30/22(6)	292	196
Financial & Risk US Holdings, Inc., (1 month LIBOR + 3.750%) 0.000%, 10/1/25(10)	175	172
iStar, Inc., (1 month LIBOR + 2.750%) 5.247%, 6/28/23	264	261

		1,266

Food and Drug—0.1%
Albertson’s LLC Tranche B-7, (1 month LIBOR + 3.000%) 5.493%, 11/17/25	191	189

	PAR VALUE	VALUE

Food/Tobacco—0.3%
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.993%, 10/10/23	$169	$164
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.181%, 5/23/25	40	39
Tranche B-2, (1 month LIBOR + 4.000%) 6.493%, 5/23/25	200	199
Milk Specialties Co., (1 month LIBOR + 4.000%) 6.493%, 8/16/23	234	233

		635

Gaming/Leisure—0.4%
Affinity Gaming, (1 month LIBOR + 3.250%) 5.743%, 7/1/23	290	281
Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.803%, 12/1/23	109	109
Playa Resorts Holding B.V., (1 month LIBOR + 2.750%) 5.240%, 4/29/24	146	143
Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 5.312%, 8/14/24	65	64
Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 4.243%, 7/8/24	167	167
Stars Group Holdings B.V., (3 month LIBOR + 3.500%) 6.303%, 7/10/25	68	68

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

LEVERAGED LOANS (continued)

Gaming/Leisure (continued)
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.750%, 8/18/23	$180	$180

		1,012

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.905%, 1/16/23	32	26
Accelerated Health System LLC, (1 month LIBOR + 3.500%) 6.014%, 10/31/25	160	160
AHP Health Partners, Inc., (1 month LIBOR + 4.500%) 6.993%, 6/30/25	189	189
Bausch Health Cos., Inc.
(1 month LIBOR + 3.000%) 5.512%, 6/2/25	38	38
(1 month LIBOR + 2.750%) 5.262%, 11/27/25	91	91
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.000%) 5.654%, 6/7/23	70	70
Envision Healthcare Corp., (1 month LIBOR + 3.750%) 6.243%, 10/10/25	159	153
Explorer Holdings, Inc., (3 month LIBOR + 3.750%) 6.553%, 5/2/23	229	229
Ortho-Clinical Diagnostics, Inc., (1 month LIBOR + 3.250%) 0.000%, 6/30/25(10)	191	189

	PAR VALUE	VALUE

Healthcare (continued)
PharMerica Corp. First Lien, (1 month LIBOR + 3.500%) 5.981%, 12/6/24	$229	$229
RegionalCare Hospital Partners Holdings, Inc. Tranche B, (1 month LIBOR + 4.500%) 6.981%, 11/16/25	260	260
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 7.053%, 12/30/22	159	159
Wellpath Holdings, Inc. First Lien, (1 month LIBOR + 5.500%) 7.993%, 10/1/25	185	177

		1,970

Housing—0.4%
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.493%, 10/31/23	248	246
Capital Automotive LP Tranche B, (1 month LIBOR + 6.000%) 8.493%, 3/24/25	131	130
CPG International LLC, (3 month LIBOR + 3.750%) 6.633%, 5/5/24	221	220
Summit Materials, LLC, (1 month LIBOR + 2.000%) 4.493%, 11/21/24	314	312

		908

Information Technology—0.5%
Applied Systems, Inc. Second Lien, (1 month LIBOR + 7.000%) 9.493%, 9/19/25	124	125

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

LEVERAGED LOANS (continued)

Information Technology (continued)
Boxer Parent Co., Inc., (3 month LIBOR + 4.250%) 7.053%, 10/2/25	$225	$223
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.736%, 11/1/23	369	367
Second Lien, (3 month LIBOR + 8.250%) 10.986%, 11/1/24	126	128
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.250%) 0.000%, 4/16/25(10)	235	234
Tranche B-4, (1 month LIBOR + 2.250%) 0.000%, 4/16/25(10)	90	89

		1,166

Manufacturing—0.5%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.000%) 5.493%, 8/18/24	292	292
CommScope, Inc. Tranche B, (3 month LIBOR + 3.250%) 0.000%, 2/7/26(10)	230	230
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 7.349%, 8/17/22	492	307
Filtration Group Corp., (1 month LIBOR + 3.000%) 5.493%, 3/29/25	273	272
Hillman Group, Inc. (The), (3 month LIBOR + 4.000%) 6.803%, 5/30/25	149	144

		1,245

	PAR VALUE	VALUE

Media/Telecom – Cable/Wireless Video—0.1%
CSC Holdings, LLC, (1 month LIBOR + 2.250%) 4.739%, 1/15/26	$305	$301

Media/Telecom – Diversified Media—0.2%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.993%, 2/28/25	322	320
Meredith Corp. Tranche B-1, (3 month LIBOR + 2.750%) 0.000%, 1/31/25(10)	115	115

		435

Media/Telecom – Telecommunications—0.3%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 0.000%, 1/31/25(10)	338	332
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 0.000%, 11/1/24(10)	132	132
Second Lien, (1 month LIBOR + 8.250%) 10.743%, 11/1/25	175	170
West Corp. Tranche B, (1 month LIBOR + 4.000%) 6.629%, 10/10/24	145	137

		771

Metals/Minerals—0.2%
Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.553%, 6/1/25	208	180
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.993%, 2/12/25	230	229

		409

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

LEVERAGED LOANS (continued)

Retail—0.2%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 7.493%, 9/25/24	$105	$104
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.763%, 10/25/20	271	249

		353

Service—1.0%
Dun & Bradstreet Corp. (The), (1 month LIBOR + 5.000%) 0.000%, 2/1/26(10)	225	225
GFL Environmental, Inc., (1 month LIBOR + 3.000%) 5.493%, 5/30/25	234	230
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.993%, 6/30/24	368	359
Laureate Education, Inc., (3 month PRIME + 3.000%) 5.993%, 4/26/24	145	145
PI UK Holdco II Ltd. Tranche B-1, (1 month LIBOR + 3.500%) 5.993%, 1/3/25	387	384
Prime Security Services Borrower, LLC Tranche B-1, (1 month LIBOR + 2.750%) 5.243%, 5/2/22	269	268
Red Ventures LLC Tranche B-1, (1 month LIBOR + 3.000%) 5.493%, 11/8/24	370	369
Sedgwick Claims Management Services, Inc., (1 month LIBOR + 3.250%) 5.743%, 11/6/25	20	20

	PAR VALUE	VALUE

Service (continued)
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 6.250%, 2/1/23	$247	$244

		2,244

Transportation – Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 6.020%, 11/6/24	227	226

Utility—0.4%
APLP Holdings LP, (1 month LIBOR + 2.750%) 5.243%, 4/13/23	103	102
Brookfield WEC Holdings, Inc.
First Lien, (1 month LIBOR + 3.750%) 6.243%, 8/1/25	225	225
Second Lien, (1 month LIBOR + 6.750%) 9.243%, 8/3/26	130	130
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 6.493%, 4/15/24	176	175
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.493%, 8/4/23	183	182
(1 month LIBOR + 2.000%) 4.484%, 12/31/25	95	94

		908
TOTAL LEVERAGED LOANS
(Identified Cost $17,483)		17,053

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCKS—1.5%

Financials—1.3%
Huntington Bancshares, Inc. Series E, 5.700%	335	(7)	$322
JPMorgan Chase & Co. Series Z, 5.300%	415	(7)	423
KeyCorp Series D, 5.000%(17)	600	(7)	576
M&T Bank Corp. Series F, 5.125%(14)(17)	375	(7)	372
MetLife, Inc. Series D, 5.875%	173	(7)	174
PNC Financial Services Group, Inc. (The) Series R, 4.850%(14)	305	(7)	300
PNC Financial Services Group, Inc. (The) Series S, 5.000%(14)	395	(7)	382
Zions Bancorp 6.950%	17,485		520

			3,069

Industrials—0.2%
General Electric Co. Series D, 5.000%(14)	457	(7)	431
TOTAL PREFERRED STOCKS
(Identified Cost $3,573)			3,500

COMMON STOCKS—83.9%

Communication Services—1.3%
Cellnex Telecom SA	116,509		3,012

Energy—14.8%
Antero Midstream GP LP(1)	106,986		1,366
Cheniere Energy, Inc.(1)	53,238		3,431
Enbridge, Inc.	217,072		8,029
Frontera Energy Corp.	1,636		16
Kinder Morgan, Inc.	229,880		4,405
ONEOK, Inc.	53,325		3,427
Pembina Pipeline Corp.	93,113		3,408
Targa Resources Corp.	39,986		1,609
TransCanada Corp.	88,225		3,945
Williams Cos., Inc. (The)	157,150		4,194

			33,830

Industrials—22.3%
Aena SME SA	38,416		6,856
Aeroports de Paris	8,467		1,643

	SHARES	VALUE

Industrials (continued)
Atlantia SpA	201,030	$4,889
Auckland International Airport Ltd.	383,820	2,031
CSX Corp.	46,828	3,403
East Japan Railway Co.	33,020	3,158
Norfolk Southern Corp.	23,445	4,204
Sydney Airport	733,837	3,748
Transurban Group	1,394,511	12,335
Union Pacific Corp.	19,024	3,190
Vinci SA	57,982	5,535

		50,992

Real Estate—8.8%
American Tower Corp.	67,048	11,811
Crown Castle International Corp.	71,428	8,482

		20,293

Utilities—36.7%
American Electric Power Co., Inc.	83,931	6,811
American Water Works Co., Inc.	43,647	4,435
Atmos Energy Corp.	41,965	4,148
CMS Energy Corp.	64,763	3,523
Dominion Energy, Inc.	88,376	6,548
DTE Energy Co.	18,817	2,325
Emera, Inc.	80,532	2,865
Enel SpA	397,606	2,406
Evergy, Inc.	82,848	4,632
Fortis, Inc.	96,160	3,467
Iberdrola SA	358,205	2,996
National Grid plc	261,423	2,940
NextEra Energy, Inc.	60,556	11,368
NiSource, Inc.	107,958	2,913
Orsted A/S	48,075	3,489
Public Service Enterprise Group, Inc.	72,511	4,264
Sempra Energy	59,532	7,170
Spire, Inc.	27,470	2,179
Xcel Energy, Inc.	99,841	5,477

		83,956
TOTAL COMMON STOCKS
(Identified Cost $172,734)		192,083

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	SHARES	VALUE

RIGHTS—0.0%
Vistra Energy Corp.	2,084	$1
TOTAL RIGHTS
(Identified Cost $2)		1
TOTAL LONG-TERM INVESTMENTS—131.9%
(Identified Cost $285,564)		301,753	(12)

SHORT-TERM INVESTMENTS—0.3%

Purchased Options—0.0%
(See the open purchased options table on page 22 for the detailed information.)
TOTAL PURCHASED OPTIONS—0.0%
(Premiums Paid $121)		59

MONEY MARKET MUTUAL FUND—0.3%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 2.301%)(13)	672,834	673	(12)
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $794)		732
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.2%
(Identified Cost $286,358)		302,485

WRITTEN OPTIONS—(0.1)%
(See the open written options table on page 22 for the detailed information.)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $232)		(116)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—132.1%
(Identified Cost $286,126)		302,369

Other assets and liabilities, net—(32.1)%		(73,521)

NET ASSETS—100.0%		$228,848

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of February 28, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to a value of $53,866 or 23.5% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	Value shown as par value.
(8)	Amounts are less than $500 (not reported in 000s).
(9)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(10)	This loan will settle after February 28, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	100% of the income received was in cash.
(12)	All or a portion of the portfolio segregated as collateral for borrowings.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

(15)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(16)	No contractual maturity date.
(17)	Interest may be forfeited.

Foreign Currencies:

ARS	Argentine Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	64%
Canada	8
Australia	6
Spain	4
Italy	2
France	2
United Kingdom	1
Other	13
Total	100%

†	% of total investments net of written options as of February 28, 2019.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

Open Purchased Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	100	$29,250	$2,925	3/1/19	$—
S&P 500® Index	84	24,780	2,950	3/4/19	—
S&P 500® Index	92	27,140	2,950	3/6/19	—
S&P 500® Index	101	29,896	2,960	3/8/19	—
S&P 500® Index	92	27,370	2,975	3/11/19	—
S&P 500® Index	92	27,232	2,960	3/13/19	—

					—

Put Options
S&P 500® Index	100	25,950	2,595	3/1/19	—
S&P 500® Index	84	21,882	2,605	3/4/19	1
S&P 500® Index	92	24,012	2,610	3/6/19	5
S&P 500® Index	101	26,513	2,625	3/8/19	13
S&P 500® Index	92	24,288	2,640	3/11/19	17
S&P 500® Index	92	24,104	2,620	3/13/19	23

					59

Total Purchased Options					$59

Open Written Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	100	$28,750	$2,875	3/1/19	$—
S&P 500® Index	84	24,276	2,890	3/4/19	—
S&P 500® Index	92	26,634	2,895	3/6/19	—
S&P 500® Index	101	29,391	2,910	3/8/19	(1)
S&P 500® Index	92	26,864	2,920	3/11/19	— (2)
S&P 500® Index	92	26,726	2,905	3/13/19	(2)

					(3)

Put Options
S&P 500® Index	100	26,450	2,645	3/1/19	(1)
S&P 500® Index	84	22,386	2,665	3/4/19	(1)
S&P 500® Index	92	24,518	2,665	3/6/19	(8)
S&P 500® Index	101	27,018	2,675	3/8/19	(24)
S&P 500® Index	92	24,794	2,695	3/11/19	(39)
S&P 500® Index	92	24,610	2,675	3/13/19	(40)

					(113)

Total Written Options					$(116)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of February 28, 2019, based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at February 28, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$8,642	$—	$8,642	$—
Corporate Bonds and Notes	49,858	—	49,858	—	*
Foreign Government Securities	11,082	—	11,082	—
Leveraged Loans	17,053	—	17,053	—
Mortgage-Backed Securities	17,300	—	17,300	—
U.S. Government Securities	2,234	—	2,234	—
Equity Securities:
Common Stocks	192,083	192,083	—	—
Preferred Stocks	3,500	520	2,980	—
Rights	1	—	1	—
Money Market Mutual Fund	673	673	—	—
Purchased Options	59	59	—	—

Total Investments, before Written Options	$302,485	$193,335	$109,150	$—	*

Liabilities:
Written Options	$(116)	$(114)	$(2)	$—

Total Investments, Net of Written Options	$302,369	$193,221	$109,148	$—	*

Securities held by the Fund with an end of period value of $307 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period. Security held by the Fund with an end of period value of $507 (not in 000’s) was transferred from Level 2 to Level 3 due an decrease in trading activities during the period.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2019.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

FINANCIAL HIGHLIGHTS (Unaudited)

FEBRUARY 28, 2019

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2018		$227,954		$10.59
Net investment income (loss)*	1,296		0.06
Net realized and unrealized gain (loss) on investments	7,369		0.34
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(7,771)		(0.36)

Net increase (decrease) in net assets/net asset value		894		.04

End of period: February 28, 2019		$228,848		$10.63

*	Calculated based on average shares outstanding.
**

Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of February 28, 2019, we estimate that 11.2% of distributions will represent net investment income and 88.8% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Note 1—Significant Accounting Policies

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements and, for derivatives, included in Note 2 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”), (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	When-issued Purchases and Forward Commitments (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

C.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged Loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2—Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies of each specific type of derivative instrument used by the Fund.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

For the period ended February 28, 2019, the average daily premiums paid by the Fund for purchased options were $238, and the average daily premiums received by the Fund for written options were $459.

Note 3—Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

Note 4—Regulatory Matters and Litigation

From time to time, Virtus Investment Advisers, LLC (“VIA”), the Fund’s Adviser, Duff & Phelps Investment Management Co. (“DPIM”), Newfleet Asset Management LLC

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

(“Newfleet”) and Rampart Investment Management Company LLC (“Rampart”), the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 5—Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

Note 6—Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events that require recognition or disclosure in these Notes to Schedule of Investments.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.

REINVESTMENT PLAN

The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

VIRTUS TOTAL RETURN FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103-2608

Administrator

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103-2608

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services 1-866-270-7788

Website www.Virtus.com

This report is transmitted to the shareholders of Virtus Total Return Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

1-Q	04-19